Private Placement (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Private Placement [Line Items]
Placement units		565,375
Gross proceeds (in Dollars)		$ 5,653,750
Private Placement [Member]
Private Placement [Line Items]
Placement units		54,000
Price per share (in Dollars per share)		$ 10